Financial risk management - Summary of Financial Liabilities Subject to Offsetting (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognized financial liabilities	S/ 271,326	S/ 222,305
Net amounts of financial liabilities presented in the consolidated statement of financial position	271,326	222,305
Financial instruments (including non-cash guarantees)	(191,844)	(134,103)
Cash guarantees pledged	(70,559)	(57,816)
Net amount	8,923	30,386
Financial investments, Derivatives receivable [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognized financial liabilities	271,326	222,305
Net amounts of financial liabilities presented in the consolidated statement of financial position	271,326	222,305
Financial instruments (including non-cash guarantees)	(191,844)	(134,103)
Cash guarantees pledged	(70,559)	(57,816)
Net amount	S/ 8,923	S/ 30,386